Significant Accounting Policies (Details) - Schedule of financial assets and liabilities fair value measured on a recurring basis - Spectrum Global Solutions, Inc. [Member] - USD ($)		Dec. 31, 2020	Dec. 31, 2019
Significant Accounting Policies (Details) - Schedule of financial assets and liabilities fair value measured on a recurring basis [Line Items]
Derivative liability	[1]	$ 3,390,504	$ 992,733
Quoted prices in active markets (Level 1) [Member]
Significant Accounting Policies (Details) - Schedule of financial assets and liabilities fair value measured on a recurring basis [Line Items]
Derivative liability	[1]
Quoted prices in active markets (Level 2) [Member]
Significant Accounting Policies (Details) - Schedule of financial assets and liabilities fair value measured on a recurring basis [Line Items]
Derivative liability	[1]
Quoted prices in active markets (Level 3) [Member]
Significant Accounting Policies (Details) - Schedule of financial assets and liabilities fair value measured on a recurring basis [Line Items]
Derivative liability	[1]	$ 3,390,504	$ 992,733

[1]	The Company has estimated the fair value of these derivatives using the Monte-Carlo model.